Employee benefits - Sensitivity analysis of the defined benefits obligations (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (755,945)	$ (636,202)	$ (500,072)
Rate increase (+ 1%)	(733,151)	(625,436)	(443,715)
Rate decrease (- 1%)	$ (782,404)	$ (647,310)	$ (507,920)
Actuarial assumption of discount rates	7.75%	8.75%	10.50%
Pension plan
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (531,251)	$ (442,133)	$ (358,635)
Rate increase (+ 1%)	(511,884)
Rate decrease (- 1%)	(554,180)
Pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(434,134)	(313,585)
Rate decrease (- 1%)		(450,391)	(364,699)
Seniority premium
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	(203,282)	(173,401)	(119,973)
Rate increase (+ 1%)	(200,058)
Rate decrease (- 1%)	(206,605)
Seniority premium | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(170,812)	(109,872)
Rate decrease (- 1%)		(176,067)	(121,572)
Constructive obligation
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	(21,412)	(20,668)	(21,464)
Rate increase (+ 1%)	(21,209)
Rate decrease (- 1%)	$ (21,619)
Constructive obligation | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(20,490)	(20,258)
Rate decrease (- 1%)		$ (20,852)	$ (21,649)